N-2	Aug. 08, 2023
Cover [Abstract]
Entity Central Index Key	0001784535
Amendment Flag	false
Securities Act File Number	001-39142
Document Type	8-K
Entity Registrant Name	PORCH GROUP, INC.
Entity Address, Address Line One	411 1st Avenue S.
Entity Address, Address Line Two	Suite 501
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	855
Local Phone Number	767-2400
Entity Emerging Growth Company	false